Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	SENSTAR TECHNOLOGIES CORPORATION
Trading Symbol	SNT
Entity Central Index Key	0001993727
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	23,309,987
Entity Well-known Seasoned Issuer	No
Entity File Number	001-41980
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Address, Address Line One	119 John Cavanaugh Drive
Entity Address, City or Town	Ottawa
Entity Address, Postal Zip Code	K0A 1L0
Entity Address, Country	CA
Entity Incorporation State Country Code	A6
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Kost Forer Gabbay & Kasierer
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Alicia Kelly
Entity Address, Address Line One	119 John Cavanaugh Drive
Entity Address, City or Town	Ottawa
Entity Address, Postal Zip Code	K0A 1L0
Entity Address, Country	CA
City Area Code	1
Local Phone Number	613-839-5572